Related Party Transactions - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Time-charter revenues	$ 13,728	$ 13,506	$ 14,604
Pool management fees and commissions	(5,292)	(4,043)	(3,565)
Commercial management fees	(1,117)	(1,079)	(1,118)
Vessel operating expenses	(93,022)	(91,667)	(96,160)
Strategic and administrative service fees	(8,676)	(10,783)	(5,492)
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Interest expense			(11,660)
Crew training [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	(1,757)	(1,163)	(2,870)
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	(5,613)	(5,637)	(4,379)
Technical management fee [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Vessel operating expenses			$ (2,566)